Accounts Receivable, net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, net

Note 3. Accounts Receivable, net

Accounts receivable, net, was comprised of the following as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Gross accounts receivable	$279,941	$61,519
Less: allowance for doubtful accounts	(43,116)	(2,635)
Accounts receivable, net	$236,825	$58,884

The Company had bad debt expense during the three months ended June 30, 2019 of $41,481, whereas bad debt expense during the three months ended June 30, 2018 was $3,553.

Note 3. Accounts Receivable, net

Accounts receivable, net, was comprised of the following:

	December 31, 2018	December 31, 2017
Gross accounts receivable	$61,519	$168,385
Less: allowance for doubtful accounts	(2,635)	(21,581)
Accounts receivable, net	$58,884	$146,804

For the years ended December 31, 2018 and December 31, 2017, the Company had bad debt expense of $2,815 and bad debt recovery of ($89,715), respectively.